Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration
Schedule of auditor's remuneration

	2021	2020	2019
	£m	£m	£m
Fees payable for :
- the audit of NatWest Group’s annual accounts (1)	4.4	4.7	3.8
- the audit of NatWest Group plc’s subsidiaries (1)	29.6	30.6	25.7
- audit-related assurance services (1,2)	5.3	4.7	3.2
Total audit and audit-related assurance services fees	39.3	40.0	32.7

Other assurance services	0.4	0.6	1.2
Corporate finance services (3)	0.5	0.4	0.6
Total other services	0.9	1.0	1.8

(1)	The 2021 audit fee was approved by the Group Audit Committee. At 31 December 2021, £19.7 million has been billed and paid in respect of the 2021 NatWest Group audit fees.
(2)	Comprises fees of £1.1 million (2020 - £1.1 million) in relation to reviews of interim financial information, £3.5 million (2020 - £3.2 million) in respect of reports to NatWest Group’s regulators in the UK and overseas, and £0.7 million (2020 - £0.4 million) in relation to non-statutory audit opinions.
(3)	Comprises fees of £0.5 million (2020 - £0.4 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.